RELATED PARTIES - Transactions With Related Parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	R$ 290.7	R$ 155.1
Other trade receivables, related parties	24.8	39.0
Trade payables, related parties	(830.4)	(1,210.7)
Dividends receivables		1.5
Noncurrent trade payables, related parties	(343.6)	(407.9)
Sales and others, related parties	269.1	90.4	R$ 98.2
Sales/service fees/reimbursement of expenses and others, related parties	14.8	3.6	0.2
Buying and others, related parties	(3,250.7)	(3,725.9)	(2,761.5)
Buying/service fees/reimbursement of expenses and others, related parties	(36.9)	(38.9)	(37.7)
Net finance cost, related parties	247.9	42.5	12.0
Anheuser-Busch Africa [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	1.6	5.3
Other trade receivables, related parties
Trade payables, related parties
Dividends receivables
Anheuser-Busch InBev N.V. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	142.7	45.4
Other trade receivables, related parties
Trade payables, related parties	(82.0)	(167.0)
Dividends receivables
Sales and others, related parties	0.1	0.7	0.3
Sales/service fees/reimbursement of expenses and others, related parties	5.2
Buying and others, related parties	(117.3)	(180.3)	(80.6)
Buying/service fees/reimbursement of expenses and others, related parties	(8.5)	(10.7)	(9.9)
Net finance cost, related parties	208.7
Anheuser-Busch Package [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties
Other trade receivables, related parties
Trade payables, related parties	(79.3)	(63.1)
Dividends receivables
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(356.8)	(286.7)	(159.2)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Anheuser-Busch Inbev Services LLC [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	23.7	32.7
Other trade receivables, related parties
Trade payables, related parties	(5.7)	(3.0)
Dividends receivables
Anheuser-Busch Inbev USA LLC [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	71.1	34.5
Other trade receivables, related parties		11.5
Trade payables, related parties	(237.7)	(330.7)
Dividends receivables
Sales and others, related parties	25.5	32.1	35.2
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(1,129.7)	(1,209.9)	(977.0)
Buying/service fees/reimbursement of expenses and others, related parties	(3.2)	(3.9)	(3.2)
Net finance cost, related parties		0.3
Bavaria S.A. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	13.9	3.6
Other trade receivables, related parties
Trade payables, related parties	(6.9)	(11.0)
Dividends receivables
Sales and others, related parties	32.0	30.9	26.1
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(56.7)	(57.0)	(48.0)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Cervecer?a Modelo de Mexico S. de R.L. de C.V. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	12.0	6.1
Other trade receivables, related parties
Trade payables, related parties	(345.5)	(548.4)
Dividends receivables
Sales and others, related parties	124.4	0.8	(0.1)
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(1,323.6)	(1,708.2)	(1,269.6)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Cervecer?a Peruanas [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	0.9	3.4
Other trade receivables, related parties
Trade payables, related parties	(46.4)	(16.6)
Dividends receivables
Sales and others, related parties	1.7	3.2	13.3
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(49.6)	(32.9)	(40.3)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Inbev Belgium N.V. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	1.0	0.8
Other trade receivables, related parties	23.9	26.4
Trade payables, related parties	(12.2)	(26.4)
Dividends receivables
Sales and others, related parties			(0.9)
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties	(129.8)	(107.9)	(102.3)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Panam? Holding [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	3.9	4.6
Other trade receivables, related parties
Trade payables, related parties
Dividends receivables		1.5
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	19.9	18.7
Other trade receivables, related parties	0.9	1.1
Trade payables, related parties	(14.7)	(44.5)
Dividends receivables
Sales and others, related parties	84.8	19.5	22.1
Sales/service fees/reimbursement of expenses and others, related parties	9.6	3.6	0.2
Buying and others, related parties	(87.2)	(143.0)	(83.9)
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties	1.9		1.5
Interbrew International B.V. [member]
IfrsStatementLineItems [Line Items]
Noncurrent trade payables, related parties	(343.6)	(407.9)
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties	37.3	42.2	10.5
Anheuser-Busch Procurement [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties			0.2
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties			(0.6)
Buying/service fees/reimbursement of expenses and others, related parties	(18.1)	(16.1)	(17.3)
Net finance cost, related parties
Ambev Peru [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	0.6	3.2
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
GCC India [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Buying/service fees/reimbursement of expenses and others, related parties	(7.1)	(8.2)	(7.3)
Net finance cost, related parties
Oriental Brewery [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties			2.0
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Buying/service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties